Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Summary of Changes in Carrying Amount of Convertible Redeemable Preferred Shares

The following table summarizes changes in the carrying amount of the convertible redeemable preferred shares for the year ended December 31, 2021:

	Series A Convertible redeemable preferred shares (par value US$0.001)		Series B Convertible redeemable preferred shares (par value US$0.001)		Series C Convertible redeemable preferred shares (par value US$0.001)		Series D Convertible redeemable preferred shares (par value US$0.001)		Series E Convertible redeemable preferred shares (par value US$0.001)		Series F Convertible redeemable preferred shares (par value US$0.001)		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance as of December 31, 2020	9,497,040	445,275	7,586,836	361,633	33,320,256	1,705,435	10,068,160	1,153,593	34,225,014	5,213,958	—	—	94,697,306	8,879,894
Issuance	—	—	—	—	—	—	—	—	1,953,652	241,341	9,777,383	1,179,326	11,731,035	1,420,667
Issuance upon conversion of convertible bonds	—	—	—	—	10,906,031	192,122	—	—	—	—	—	—	10,906,031	192,122
Accretion	—	21,898	—	17,207	—	246,015	—	37,083	—	186,424	—	—	—	508,627
Convert to Class A Ordinary shares	(9,497,040)	(467,173)	(7,586,836)	(378,840)	(30,284,935)	(1,467,859)	(7,952,405)	(940,464)	(5,876,520)	(916,388)	(9,056,944)	(1,092,428)	(70,254,680)	(5,263,152)
Convert to Class B Ordinary shares	—	—	—	—	(13,941,352)	(675,713)	(2,115,755)	(250,212)	(30,302,146)	(4,725,335)	(720,439)	(86,898)	(47,079,692)	(5,738,158)
Balance as of December 31,2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Summary of Issuance of Convertible Redeemable Preferred Shares

The following table summarizes the issuance of convertible redeemable preferred shares:

Series	Issuance date	Share Issued	Issue Price per Share	Proceeds from Issuance
A, B, C-1, C-2	August 31, 2012 ~ November 11, 2016	44,887,552	US$0.21~US$2.65	US$63,902
C-3	June 26, 2018	1,884,512	US$2.65	US$5,000
C-3	December 7, 2018	7,819,871	US$2.65	RMB138,688
C-3	February 8, 2021 ~ May 25, 2021	10,906,031	US$2.65	RMB192,122
D	July 5, 2018	2,115,755	US$10.83	US$22,917
D	July 5, 2018	7,952,405	US$12.74	US$101,340
E	June 3 ~ September 16, 2019	2,521,844	US$17.84	US$45,000
E	June 3, 2019	27,500,098	US$0.70	US$20,115
E+	September 4 ~ September 14, 2020	4,203,072	US$17.84	US$75,000
E+	February 8, 2021 ~ May 25, 2021	1,953,652	US$17.84	RMB241,341
F	April 16, 2021 ~ May 25, 2021	9,777,383	US$19.43	US$168,000